Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Nov. 30, 2015
Supplement [Text Block]	lmgamt_SupplementTextBlock
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 30, 2015

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION,

EACH DATED NOVEMBER 30, 2015, OF

MARTIN CURRIE INTERNATIONAL UNCONSTRAINED EQUITY FUND AND

QS GLOBAL MARKET NEUTRAL FUND

The following text replaces any information to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information for each of the funds listed above:

As of December 1, 2015, sales charges on Class A shares will be waived for LMIS Accounts. LMIS Accounts are accounts held by investors where Legg Mason Investor Services, LLC is the broker-dealer of record.

Effective December 1, 2015, no Class C shares will be available for purchase or incoming exchanges by LMIS Accounts.

These changes have no effect on fund shares held outside of LMIS Accounts.

Martin Currie International Unconstrained Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 30, 2015

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION,

EACH DATED NOVEMBER 30, 2015, OF

MARTIN CURRIE INTERNATIONAL UNCONSTRAINED EQUITY FUND AND

QS GLOBAL MARKET NEUTRAL FUND

The following text replaces any information to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information for each of the funds listed above:

As of December 1, 2015, sales charges on Class A shares will be waived for LMIS Accounts. LMIS Accounts are accounts held by investors where Legg Mason Investor Services, LLC is the broker-dealer of record.

Effective December 1, 2015, no Class C shares will be available for purchase or incoming exchanges by LMIS Accounts.

These changes have no effect on fund shares held outside of LMIS Accounts.

QS Global Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 30, 2015

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION,

EACH DATED NOVEMBER 30, 2015, OF

MARTIN CURRIE INTERNATIONAL UNCONSTRAINED EQUITY FUND AND

QS GLOBAL MARKET NEUTRAL FUND

The following text replaces any information to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information for each of the funds listed above:

As of December 1, 2015, sales charges on Class A shares will be waived for LMIS Accounts. LMIS Accounts are accounts held by investors where Legg Mason Investor Services, LLC is the broker-dealer of record.

Effective December 1, 2015, no Class C shares will be available for purchase or incoming exchanges by LMIS Accounts.

These changes have no effect on fund shares held outside of LMIS Accounts.